Long-Term Debt (Details) (USD $)				12 Months Ended								12 Months Ended					1 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended							12 Months Ended					1 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Interest Rate Swap	Jun. 30, 2007 Interest Rate Swap	Sep. 05, 2012 PIK toggle notes	Dec. 31, 2011 PIK toggle notes	Jun. 17, 2011 PIK toggle notes	Dec. 31, 2010 PIK toggle notes	Dec. 31, 2011 PIK toggle notes Maximum	Dec. 31, 2011 PIK toggle notes Minimum	Dec. 31, 2011 PIK toggle notes 2011	Dec. 31, 2011 PIK toggle notes 2012	Dec. 31, 2011 PIK toggle notes 2013 and thereafter	Dec. 31, 2011 Existing Notes	May 31, 2007 Existing Notes	Jun. 30, 2011 Additional Notes	Dec. 31, 2011 Additional Notes	Jun. 17, 2012 Additional Notes	Sep. 30, 2012 Floating Rate Notes	Dec. 31, 2011 Floating Rate Notes	Dec. 31, 2010 Floating Rate Notes	May 31, 2007 Floating Rate Notes	Sep. 30, 2012 Senior secured credit facility item	Dec. 31, 2011 Senior secured credit facility item	Jul. 31, 2012 Senior secured credit facility	Dec. 31, 2010 Senior secured credit facility	May 06, 2010 Senior secured credit facility	May 31, 2007 Senior secured credit facility	Sep. 30, 2012 Senior secured credit facility Maximum	Dec. 31, 2011 Senior secured credit facility Maximum	Dec. 31, 2011 Senior secured credit facility Prime rate	Dec. 31, 2011 Senior secured credit facility Adjusted LIBOR	Sep. 30, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations	Jun. 30, 2010 10.125% Senior Notes	Jun. 14, 2010 10.125% Senior Notes	Dec. 31, 2009 10.125% Senior Notes
Long-Term Debt
Unamortized bond premium		$ 3,433,000				$ 9,800,000
Redemption price related to interest																																					100,000
Long-Term Debt current and noncurrent	703,107,000	671,097,000	525,045,000				405,000,000		230,000,000											230,000,000	230,000,000	230,000,000		31,300,000	14,500,000		52,900,000							16,807,000	18,164,000	12,145,000
Less: Current portion of long-term debt	(6,425,000)	(5,627,000)	(3,764,000)
Total long-term debt	696,682,000	665,470,000	521,281,000
Interest rate (as a percent)					9.065%					9.25%	8.50%					8.50%			9.25%						2.00%													10.125%	10.125%
LIBOR-based rate (as a percent)							8.50%													4.1114%	3.45%											5.25%	3.27%
Principal amount of debt issued																		178,900,000
Aggregate outstanding principal amount							405,000,000	405,000,000							230,000,000	230,000,000		175,000,000	175,000,000		230,000,000		230,000,000
Premium on issue of debt (as a percent)																		102.25%
Proceeds from issuance																	178,900,000
Aggregate total amount of proceeds																		178,900,000
Effective interest rate (as a percent)																		7.824%			9.065%
Redemption price (as a percent)												104.25%	102.125%	100.00%						100.00%	100.00%
Repurchase price, as a percentage of principal amount, if company undergoes change of control																		101.00%		101.00%	101.00%
Base rate																				LIBOR	LIBOR											Prime	Adjusted LIBOR
Margin over base rate (as a percent)																				3.375%	3.375%											1.75%	2.75%
Amount of interest rate swap agreements					230,000,000
Expected amount to be reclassified into earnings, net of tax				2,800,000
Maximum borrowing capacity																										235,000,000		195,000,000	135,000,000
Capitalized deferred financing costs related to the Amended and Restated Credit Agreement																												1,700,000
Available amount																								167,000,000	170,900,000
Borrowing base																								201,700,000	189,700,000
Letters of credit																								3,400,000	4,300,000
Interest rate in excess of applicable rate on overdue principal, interest and other amounts (as a percent)																									2.00%
Available borrowing capacity to be maintained																														15,000,000	15,000,000
Minimum ratio of EBITDA to cash expense, number of quarters																								4	4
Borrowing outstanding																								31,300,000								4,500,000	10,000,000
Redemption price																																					10,000,000
Redemption price related to principal																																					9,900,000
Maturities of long-term debt
2012		5,627,000
2013		5,323,000
2014		17,235,000
2015		636,445,000
2016		1,017,000
Thereafter		2,017,000
Total payments		667,664,000
Unamortized bond premium		3,433,000				9,800,000
Long-Term Debt current and noncurrent	$ 703,107,000	$ 671,097,000	$ 525,045,000				$ 405,000,000		$ 230,000,000											$ 230,000,000	$ 230,000,000	$ 230,000,000		$ 31,300,000	$ 14,500,000		$ 52,900,000							$ 16,807,000	$ 18,164,000	$ 12,145,000